Earnings/(Losses) Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Net income/(loss) attributable to the Company	$ 37,729	$ 100,780	$ (360,835)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.04	$ 0.12	$ (0.43)